Revenue disaggregation and segmental analysis - Segmental assets and cash flow (IAS 18 basis) (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segmental assets and cash flow
Non-current assets	€ 68,437	€ 71,582	€ 76,424
Capital expenditure	7,227	7,321	7,484
Other expenditure on intangible assets	3,012	747	359
Depreciation and amortisation	9,795	10,409	11,086
Impairment losses	(3,525)
Operating free cash flow	7,071	7,001	5,627
Europe
Segmental assets and cash flow
Non-current assets	57,905	60,158	62,670
Capital expenditure	4,992	4,932	5,038
Other expenditure on intangible assets	2,887	746	40
Depreciation and amortisation	8,357	8,637	9,157
Impairment losses	(2,834)
Operating free cash flow	5,970	5,578	3,930
Germany
Segmental assets and cash flow
Non-current assets	24,529	25,444	26,694
Capital expenditure	1,816	1,673	1,671
Other expenditure on intangible assets	2	24
Depreciation and amortisation	3,017	3,095	3,320
Operating free cash flow	2,425	2,147	1,749
Italy
Segmental assets and cash flow
Non-current assets	11,031	9,232	9,157
Capital expenditure	784	797	793
Other expenditure on intangible assets	2,219	629	2
Depreciation and amortisation	1,337	1,479	1,603
Operating free cash flow	1,552	1,607	1,161
UK
Segmental assets and cash flow
Non-current assets	7,405	7,465	8,210
Capital expenditure	804	889	950
Other expenditure on intangible assets	408
Depreciation and amortisation	1,612	1,600	1,768
Operating free cash flow	689	408	57
Spain
Segmental assets and cash flow
Non-current assets	7,730	10,576	11,035
Capital expenditure	813	863	746
Other expenditure on intangible assets	216
Depreciation and amortisation	1,318	1,371	1,378
Impairment losses	(2,638)
Operating free cash flow	443	628	344
Other Europe
Segmental assets and cash flow
Non-current assets	7,210	7,441	7,574
Capital expenditure	775	710	878
Other expenditure on intangible assets	42	93	38
Depreciation and amortisation	1,073	1,092	1,088
Impairment losses	(196)
Operating free cash flow	861	788	619
Rest of World
Segmental assets and cash flow
Non-current assets	8,932	9,448	11,817
Capital expenditure	1,436	1,492	1,531
Other expenditure on intangible assets	125	1	319
Depreciation and amortisation	1,431	1,699	1,891
Impairment losses	(255)
Operating free cash flow	2,148	2,178	2,294
Vodacom
Segmental assets and cash flow
Non-current assets	5,503	5,841	6,039
Capital expenditure	810	763	736
Other expenditure on intangible assets	91	1	2
Depreciation and amortisation	758	776	738
Operating free cash flow	1,379	1,453	1,347
Other Markets
Segmental assets and cash flow
Non-current assets	3,429	3,607	5,778
Capital expenditure	626	729	795
Other expenditure on intangible assets	34		317
Depreciation and amortisation	673	923	1,153
Impairment losses	(255)
Operating free cash flow	769	725	947
Common Functions
Segmental assets and cash flow
Non-current assets	2,009	1,976	1,937
Capital expenditure	799	897	915
Depreciation and amortisation	7	73	38
Impairment losses	(30)
Operating free cash flow	(1,047)	€ (755)	€ (597)
Group (IAS 18 basis)
Segmental assets and cash flow
Impairment losses	(3,119)
IAS 18 basis
Segmental assets and cash flow
Non-current assets	68,846
Capital expenditure	7,227
Other expenditure on intangible assets	3,012
Depreciation and amortisation	9,795
Impairment losses	(3,119)
Operating free cash flow	7,071
Impact of adoption of IFRS 15
Segmental assets and cash flow
Non-current assets	(409)
Impairment losses	€ (406)